Shareholder Report, Holdings (Details) - C000253781 [Member]	Mar. 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%